General	12 Months Ended
Nov. 30, 2013
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General
General
Description of Business
Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.
The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2013 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.”
We are the largest cruise company and among the largest leisure travel companies in the world. Each of our ten cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia (“EAA”) reportable cruise segments (see Note 11). As of January 22, 2014, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Percentage of Total Capacity	Number of Cruise Ships	Primary Markets (b)
North America
Carnival Cruise Lines	62,356	30%	24	North America
Princess Cruises (“Princess”)	40,502	20	17	North America
Holland America Line	23,540	11	15	North America
Seabourn	1,988	1	6	North America
North America Cruise Brands	128,386	62	62
EAA
Costa Cruises (“Costa”)	32,136	16	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	18,636	9	10	Germany
P&O Cruises (UK)	14,736	7	7	United Kingdom (“UK”)
Cunard	6,672	3	3	UK and North America
P&O Cruises (Australia)	4,804	2	3	Australia
Ibero Cruises (“Ibero”)	2,932	1	2	Spain and Argentina
EAA Cruise Brands	79,916	38	39
	208,302	100%	101

(a)	In accordance with cruise industry practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Represents the primary regions or countries where guests are sourced.